Share-based compensation Share option plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Share Option Activity

The following table summarizes the share option activity for the years ended December 31, 2021, 2022 and 2023:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB ‘000	RMB
Outstanding at January 1, 2021	9,430,150	0.0007	7.2	391,330	78.35
Granted	1,041,585	0.0007			46.77
Exercised	(3,049,281)	0.0007
Forfeited	(1,035,306)	0.0007
Cancelled	(6,060)	0.0007
Outstanding at December 31, 2021	6,381,088	0.0007	6.5	45,236	47.97
Granted	170,953	0.0007			2.74
Exercised	(355,745)	0.0007
Forfeited	(154,835)	0.0007
Cancelled	-	0.0007
Outstanding at December 31, 2022	6,041,461	0.0007	5.1	11,609	48.39
Granted		0.0007
Exercised		0.0007
Forfeited		0.0007
Cancelled		0.0007
Outstanding at December 31, 2023	6,041,461	0.0007	4.1	339	49.21
Vested and expected to vest at December 31, 2023	6,110,965	0.0007	4.1	343	50.15
Exercisable at December 31, 2023	6,033,599	0.0007	4.0	338	49.96

Fair Values of Share Options Granted

	Options Granted in the year ended December 31, 2021	Options Granted in the year ended December 31, 2022	Options Granted in the year ended December 31, 2023
Expected volatility	60.31%-61.94%	50.43%-52.00%	-
Risk-free interest rate	1.66%-1.96%	2.47%-4.10%	-
Exercise multiple	2.8	2.8	-
Expected dividend yield	0%	0%	-
Contractual term	10	10	-
Expected forfeiture rate (post-vesting)	0-20%	0-20%	-
Fair value of the common share on the date of option grant (RMB)	7.09-60.19	1.45-3.83	-